RECOVERABLE TAXES - Recoverable Taxes (Details) - BRL (R$) R$ in Millions		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Non-current		R$ 6,708.8	R$ 6,005.4
Current		1,044.8	1,981.1
Total		7,753.6	7,986.5
PIS COFINS exclusion of ICMS [member]
IfrsStatementLineItems [Line Items]
Non-current	[1]	5,992.8	5,360.0
Current	[1]	73.5	517.0
ICMS [member]
IfrsStatementLineItems [Line Items]
Non-current		423.2	383.6
Current		542.2	565.6
Other temporary differences [member]
IfrsStatementLineItems [Line Items]
Non-current		292.8	261.8
Current		55.4	81.4
Piscofins [Member]
IfrsStatementLineItems [Line Items]
Current		242.7	648.5
IPI [member]
IfrsStatementLineItems [Line Items]
Current		R$ 131.0	R$ 168.6

[1]	As detailed in Note 30 - Contingencies, the Company recognized PIS and COFINS credits arising from the exclusion of ICMS from the calculation basis. The corresponding entry for recognition is recorded in the item PIS/COFINS - exclusion of ICMS, according to the table above.